Commitments and Contingencies (Details) kr in Thousands, $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 10, 2020	Mar. 28, 2022 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 DKK (kr)	Mar. 27, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Development costs percentage	7.50%
Future royalties					$ 155
Non-creditable payment							$ 500,000
Maximum amount of development milestones					27,750
Increase amount of development milestones					55,500
Annually licensed product					500,000
Amount of licensed product reaches					1,000,000
Maximum amount of sales milestones					22,500
Increase amount of sales milestones					$ 45,000
Description of royalty payments					In addition to the milestone payments described above, we have agreed to pay 2-BBB royalties based on annual incremental sales of product derived from 2X-111 in an amount between five percent (5%) and ten percent (10%) of annual sales of between $0 and $100 million, between six percent (6%) and thirteen percent (13%) of annual sales between $100 million and $250 million, and between seven percent (7%) and thirteen percent (13%) of annual sales in excess of $250 million.
Development cost			$ 1,264		$ 1,264
Liability was forgiven in exchange for a payment		$ 1,309
Gain on sale				$ 971
Due to LiPlasome accrued liabilities				$ 338		kr 2,273
Royalty payments description				i.a one-time upfront payment of $250 thousand and $100 thousand for stenoparib and dovitinib respectively, within 5 business days after January 2, 2022 ($350 thousand received as of January 11, 2022 and recorded as a gain on sale of IP); and ii. two milestone payments of $1,000 (one million) each due and payable upon receipt of regulatory approval of a product in the United States, and of a product in Europe, respectively. Pursuant to the Oncoheroes Agreement Allarity is also entitled to tiered royalties on aggregate net product sales (“Sales”) of between 7% and 12% on net sales of products as follows: 7% on Sales less than $100 million; 10% on Sales of greater than $100 million and less than $200 million; and 12% on Sales greater than $200 million.	Notwithstanding the foregoing, in the event we fail to enroll and dose at least thirty (30) patients with the first dose of cancer drug in the ongoing Phase 2 Ovarian Cancer Clinical Trial by July 1, 2022 then the Extension Payment will be due and payable in fully by July 30, 2022. In addition, if we fail to achieve successful completion of first Phase 2 Clinical Trial prior to December 31, 2022, and do not elect to pay the Extension Payment then Eisai may terminate the agreement in its sole discretion pursuant to the terms of the amendment.
Closing transaction				$ 1,000
Gain on sale of IP				$ 459